Investment Risks	Jun. 04, 2026
Kurv Gold & Mining Enhanced Income ETF | Gold Risk [Member]
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Gold Risk:. The price of gold may be volatile, and gold bullion-related ETPs, including gold bullion-related exchange traded funds, and derivatives may be highly sensitive to the price of gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Gold bullion has sales commission, storage, insurance and auditing expenses.

Kurv Gold & Mining Enhanced Income ETF | Gold Mining Companies Risk [Member]
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Gold Mining Companies Risk: The Gold Fund invests in stocks and depositary receipts of U.S. and foreign companies that are involved in the gold mining industries, which are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining companies. Also, gold mining companies are highly dependent on the price of gold bullion and but may also be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold bullion may fluctuate substantially over short periods of time so the Gold Fund’s Share price may be more volatile than other types of investments. Fluctuation in the prices of gold bullion may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals (including fabricator demand). Additionally, increased environmental or labor costs may depress the value of metal investments.

Kurv Gold & Mining Enhanced Income ETF | Special Risk Considerations of Investing in Canadian Issuers [Member]
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Special Risk Considerations of Investing in Canadian Issuers: Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a global source of many natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Gold Fund’s Shares. The imposition of additional tariffs by the U.S. may have implications for the trade arrangements between the U.S. and Canada, which could negatively affect the value of securities held by the Gold Fund. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Gold Fund’s ability to invest in Canadian issuers and to pursue its investment objective.

Kurv Gold & Mining Enhanced Income ETF | Special Risk Considerations of Investing in Australian Issuers [Member]
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Special Risk Considerations of Investing in Australian Issuers: Investments in securities of Australian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also dependent on trading with key trading partners.

Kurv Gold & Mining Enhanced Income ETF | Special Risk Considerations of Investing in African Issuers [Member]
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Special Risk Considerations of Investing in African Issuers: Investments in securities of African issuers, including issuers located outside of Africa that generate significant revenues from Africa, involve risks and special considerations not typically associated with investments in the U.S. securities markets. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, terrorism, infectious disease outbreaks, strained international relations related to border disputes, the impact on the economy as a result of civil war, and social instability as a result of religious, ethnic and/or socioeconomic unrest and, in certain countries, genocidal warfare. Unanticipated political or social developments may result in sudden and significant investment losses.

Additionally, Africa is located in a part of the world that has historically been prone to natural disasters, such as droughts, and is economically sensitive to environmental events.

The securities markets in Africa are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries or geographic regions. A subset of African emerging market countries are considered to be “frontier markets.” Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. As a result, securities markets in Africa are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. There may also be a high concentration of trading volume in a small number of issuers, investors and financial intermediaries representing a limited number of sectors or industries. Moreover, trading on securities markets may be suspended altogether.

Certain economies in African countries depend to a significant degree upon exports of primary commodities such as agricultural products, gold, silver, copper, diamonds and oil. These economies therefore are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors.

Certain governments in Africa may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries in Africa. Moreover, certain countries in Africa may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of those countries and/or impose additional taxes on foreign investors. These factors, among others, make investing in issuers located or operating in countries in Africa significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Gold Fund’s Shares.

There may be a risk of loss due to the imposition of restrictions on repatriation of capital invested. In addition, certain African countries have currencies pegged to the U.S. dollar. If such currency pegs are abandoned, such abandonment could cause sudden and significant currency adjustments, which could impact the Gold Fund’s investment returns in those countries. There may be limitations or delays in the convertibility or repatriation of certain African currencies, which would adversely affect the U.S. dollar value and/or liquidity of the Gold Fund’s investments denominated in such African currencies, may impair the Gold Fund’s ability to achieve its investment objective and/or may impede the Gold Fund’s ability to satisfy redemption requests in a timely manner. For these or other reasons, the Gold Fund could seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Gold Fund to dispose of its securities or to determine its net asset value. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, the Gold Fund’s shares could trade at a significant premium or discount to their net asset value. In the case of a period during which creations are suspended, the Gold Fund could experience substantial redemptions, which may exacerbate the discount to net asset value at which the Gold Fund’s shares trade, cause the Gold Fund to experience increased transaction costs, and cause the Gold Fund to make greater taxable distributions to shareholders of the Gold Fund. When the Gold Fund holds illiquid investments, its portfolio may be harder to value.

Kurv Gold & Mining Enhanced Income ETF | Exchange Traded Product (ETP) Risk [Member]
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Exchange Traded Product (ETP) Risk: The Gold Fund invests in gold bullion-related ETPs. Through its positions in gold bullion-related ETPs, the Gold Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to a gold bullion-related ETP could decrease. Many of the gold bullion-related ETPs in which the Gold Fund invests may not registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not subject to the regulatory scheme of the 1940 Act. Additionally, many of the gold bullion-related ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the gold bullion-related ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When the Gold Fund invests in a gold bullion-related ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the gold bullion-related ETP’s expenses (including operating costs and management fees).

Kurv Gold & Mining Enhanced Income ETF | Risks of Investing in Other Investment Companies [Member]
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Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Gold Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Gold Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Gold Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Gold Fund’s investment will decline, adversely affecting the Gold Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Gold Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Gold Fund’s holdings in those shares at the most optimal time, adversely affecting the Gold Fund’s performance.

Kurv Gold & Mining Enhanced Income ETF | Derivatives Risk [Member]
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Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Gold Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Gold Fund. The Gold Fund’s use of derivatives or other similar investments may result in losses to the Gold Fund, a reduction in the Gold Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Gold Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Gold Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Gold Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Gold Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Gold Fund’s ability to invest in derivatives, limit the Gold Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Gold Fund’s performance.

Kurv Gold & Mining Enhanced Income ETF | Options Risk [Member]
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Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Gold Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Gold Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Gold Fund’s performance. To the extent that the Gold Fund invests in over-the-counter options, the Gold Fund may be exposed to counterparty risk.

Kurv Gold & Mining Enhanced Income ETF | Call Risk [Member]
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Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Gold Fund has invested in, the Gold Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Gold & Mining Enhanced Income ETF | Credit Risk [Member]
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Credit Risk: the risk that the Gold Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Gold & Mining Enhanced Income ETF | Currency Risk [Member]
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Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Gold Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Gold & Mining Enhanced Income ETF | Emerging Markets Risk [Member]
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Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Gold & Mining Enhanced Income ETF | Equity Risk [Member]
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Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Gold & Mining Enhanced Income ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
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Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Gold Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Gold & Mining Enhanced Income ETF | Market Price Variance Risk [Member]
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●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Gold & Mining Enhanced Income ETF | Authorized Participant Risk [Member]
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●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Gold Fund’s NAV.

Kurv Gold & Mining Enhanced Income ETF | Trading Issues [Member]
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●	Trading Issues: In stressed market conditions, the market for the Gold Fund’s shares may become less liquid in response to the deteriorating liquidity of the Gold Fund’s portfolio. This adverse effect on the liquidity of the Gold Fund’s shares may, in turn, lead to differences between the market value of the Gold Fund’s shares and the Gold Fund’s NAV.

Kurv Gold & Mining Enhanced Income ETF | Absence of Active Trading Market Risk [Member]
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●	Absence of Active Trading Market Risk: An active trading market for the Gold Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Gold Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Gold Fund’s shares.

Kurv Gold & Mining Enhanced Income ETF | FLEX Options Risk [Member]
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FLEX Options Risk: The Gold Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Gold Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Gold Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Gold Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares of the Gold Fund, to the extent market participants are not willing or able to enter into FLEX Option transactions with Gold Fund at prices that reflect the market price of the Shares of the Gold Fund, the Gold Fund’s NAV and, in turn the share price of the Gold Fund, could be negatively impacted. The FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the gold bullion-related ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as gold bullion-related ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Gold Fund will be determined based on the market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the gold bullion-related ETP’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Gold & Mining Enhanced Income ETF | Foreign (Non-U.S.) Investment Risk [Member]
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Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Gold Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Gold & Mining Enhanced Income ETF | High Yield Risk [Member]
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High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Gold & Mining Enhanced Income ETF | Interest Rate Risk [Member]
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Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Gold & Mining Enhanced Income ETF | Leveraging Risk [Member]
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Leveraging Risk: the risk that certain transactions of the Gold Fund, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Gold Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Gold & Mining Enhanced Income ETF | Liquidity Risk [Member]
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Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Gold Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Gold & Mining Enhanced Income ETF | Management Risk [Member]
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Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Gold Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Gold Fund will be achieved.

Kurv Gold & Mining Enhanced Income ETF | Market Risk [Member]
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Market Risk: the risk that the value of securities owned by the Gold Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Gold & Mining Enhanced Income ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
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Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Gold Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Gold Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Gold & Mining Enhanced Income ETF | New Fund Risk [Member]
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New Fund Risk:  the risk that a new fund’s performance may not represent how the Gold Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv Gold & Mining Enhanced Income ETF | Sector Focus Risk [Member]
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Sector Focus Risk: The Gold Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Gold Fund’s sector exposure may vary over time, the Gold Fund anticipates that it may be subject to some, or all of the risks described below.

Kurv Gold & Mining Enhanced Income ETF | Gold Sector Risk [Member]
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●	Gold Sector Risk. Issuers in gold-related industries can be significantly affected by fluctuations in the price of gold and the global supply and demand for precious metals. Markets for gold and related commodities can experience significant volatility and are subject to the influence of central bank reserves, official sector selling, and large-scale investment flows. Companies in the gold sector may need to make substantial capital expenditures, and to incur significant amounts of debt, in order to explore for, develop, or maintain their mineral reserves. Gold mining and processing can be significantly affected by environmental regulations, land claims, and labor strikes, as well as changes in exchange rates, interest rates, government mining policies, world events and economic conditions. These companies may be at risk for significant environmental remediation and damage claims.

Kurv Gold & Mining Enhanced Income ETF | Mining Sector Risk [Member]
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●	Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are, ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Kurv Gold & Mining Enhanced Income ETF | Metals Commodity Sector Risk [Member]
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●	Metals Commodity Sector Risk. The performance of the Gold Fund in part is linked to the daily performance of the spot price of certain industrial and precious metals, including aluminum, copper, gold, silver and zinc. Investments in metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal, environmental or labor costs, political, legal, financial, accounting and tax matters and other events that the Gold Fund cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of metals, and consequently the value of metal investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions. Consequently, the price of a metal held by the Gold Fund could decline, which would adversely affect the Gold Fund’s performance.

Kurv Gold & Mining Enhanced Income ETF | Short Exposure Risk [Member]
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Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Gold Fund.

Kurv Gold & Mining Enhanced Income ETF | Small Fund Risk [Member]
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Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Gold & Mining Enhanced Income ETF | Sovereign Debt Risk [Member]
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Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Gold & Mining Enhanced Income ETF | Tax Risk [Member]
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Tax Risk: The Gold Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Gold Fund realizes from its investments. As a result, a larger portion of the Gold Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Gold Fund. The use of derivatives, such as call options, may cause the Gold Fund to realize higher amounts of short-term capital gains or otherwise affect the Gold Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Gold Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

To qualify as a regulated investment company (“RIC”), the Gold Fund must meet certain requirements concerning the source of its income. The Gold Fund’s investment in the Subsidiary is intended to provide exposure to gold in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in certain instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Gold Fund may cease to qualify as a RIC because the Gold Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Gold Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Kurv Gold & Mining Enhanced Income ETF | Wholly-Owned Subsidiary Risk [Member]
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Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Gold Fund and the Subsidiary, respectively, are organized, could result in the inability of the Gold Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Gold Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns. By investing in gold and gold bullion-related ETFs indirectly through the Subsidiary, the Gold Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Gold Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Gold Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Kurv Gold & Mining Enhanced Income ETF | Risk Lose Money [Member]
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Risk [Text Block]	The Gold Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Gold Fund.
Kurv Gold & Mining Enhanced Income ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	Non-Diversification Risk: The Gold Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Silver & Mining Enhanced Income ETF | Special Risk Considerations of Investing in Canadian Issuers [Member]
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Special Risk Considerations of Investing in Canadian Issuers: Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, a change in the supply and demand of these resources, both domestically and internationally, can have a significant effect on Canadian market performance. Canada is a global source of many natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to the future of such trade agreements may cause a decline in the value of the Silver Fund’s Shares. The imposition of additional tariffs by the U.S. may have implications for the trade arrangements between the U.S. and Canada, which could negatively affect the value of securities held by the Silver Fund. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Silver Fund’s ability to invest in Canadian issuers and to pursue its investment objective.

Kurv Silver & Mining Enhanced Income ETF | Special Risk Considerations of Investing in Australian Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]

Special Risk Considerations of Investing in Australian Issuers: Investments in securities of Australian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also dependent on trading with key trading partners.

Kurv Silver & Mining Enhanced Income ETF | Special Risk Considerations of Investing in African Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]

Special Risk Considerations of Investing in African Issuers. Investments in securities of African issuers, including issuers located outside of Africa that generate significant revenues from Africa, involve risks and special considerations not typically associated with investments in the U.S. securities markets. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, terrorism, infectious disease outbreaks, strained international relations related to border disputes, the impact on the economy as a result of civil war, and social instability as a result of religious, ethnic and/or socioeconomic unrest and, in certain countries, genocidal warfare. Unanticipated political or social developments may result in sudden and significant investment losses.

Additionally, Africa is located in a part of the world that has historically been prone to natural disasters, such as droughts, and is economically sensitive to environmental events.

The securities markets in Africa are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries or geographic regions. A subset of African emerging market countries are considered to be “frontier markets.” Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. As a result, securities markets in Africa are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. There may also be a high concentration of trading volume in a small number of issuers, investors and financial intermediaries representing a limited number of sectors or industries. Moreover, trading on securities markets may be suspended altogether.

Certain economies in African countries depend to a significant degree upon exports of primary commodities such as agricultural products, gold, silver, copper, diamonds and oil. These economies therefore are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors.

Certain governments in Africa may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries in Africa. Moreover, certain countries in Africa may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of those countries and/or impose additional taxes on foreign investors. These factors, among others, make investing in issuers located or operating in countries in Africa significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Silver Fund’s Shares.

There may be a risk of loss due to the imposition of restrictions on repatriation of capital invested. In addition, certain African countries have currencies pegged to the U.S. dollar. If such currency pegs are abandoned, such abandonment could cause sudden and significant currency adjustments, which could impact the Silver Fund’s investment returns in those countries. There may be limitations or delays in the convertibility or repatriation of certain African currencies, which would adversely affect the U.S. dollar value and/or liquidity of the Silver Fund’s investments denominated in such African currencies, may impair the Silver Fund’s ability to achieve its investment objective and/or may impede the Silver Fund’s ability to satisfy redemption requests in a timely manner. For these or other reasons, the Silver Fund could seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Silver Fund to dispose of its securities or to determine its net asset value. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, the Silver Fund’s shares could trade at a significant premium or discount to their net asset value. In the case of a period during which creations are suspended, the Silver Fund could experience substantial redemptions, which may exacerbate the discount to net asset value at which the Silver Fund’s shares trade, cause the Silver Fund to experience increased transaction costs, and cause the Silver Fund to make greater taxable distributions to shareholders of the Silver Fund. When the Silver Fund holds illiquid investments, its portfolio may be harder to value.

Kurv Silver & Mining Enhanced Income ETF | Exchange Traded Product (ETP) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Product (ETP) Risk: The Silver Fund invests in silver bullion-related ETPs. Through its positions in silver bullion-related ETPs, the Silver Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to a silver bullion-related ETP could decrease. Many of the silver bullion-related ETPs in which the Silver Fund invests may not registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not subject to the regulatory scheme of the 1940 Act. Additionally, many of the silver bullion-related ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the silver bullion-related ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When the Silver Fund invests in a silver bullion-related ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the silver bullion-related ETP’s expenses (including operating costs and management fees).

Kurv Silver & Mining Enhanced Income ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Silver Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Silver Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Silver Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Silver Fund’s investment will decline, adversely affecting the Silver Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Silver Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Silver Fund’s holdings in those shares at the most optimal time, adversely affecting the Silver Fund’s performance.

Kurv Silver & Mining Enhanced Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Silver Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Silver Fund. The Silver Fund’s use of derivatives or other similar investments may result in losses to the Silver Fund, a reduction in the Silver Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Silver Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Silver Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Silver Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Silver Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Silver Fund’s ability to invest in derivatives, limit the Silver Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Silver Fund’s performance.

Kurv Silver & Mining Enhanced Income ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Silver Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Silver Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Silver Fund’s performance. To the extent that the Silver Fund invests in over-the-counter options, the Silver Fund may be exposed to counterparty risk.

Kurv Silver & Mining Enhanced Income ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Silver Fund has invested in, the Silver Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Silver & Mining Enhanced Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the Silver Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Silver & Mining Enhanced Income ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Silver Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Silver & Mining Enhanced Income ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Silver & Mining Enhanced Income ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Silver & Mining Enhanced Income ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Silver Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Silver & Mining Enhanced Income ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Silver & Mining Enhanced Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Silver Fund’s NAV.

Kurv Silver & Mining Enhanced Income ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Trading Issues: In stressed market conditions, the market for the Silver Fund’s shares may become less liquid in response to the deteriorating liquidity of the Silver Fund’s portfolio. This adverse effect on the liquidity of the Silver Fund’s shares may, in turn, lead to differences between the market value of the Silver Fund’s shares and the Silver Fund’s NAV.

Kurv Silver & Mining Enhanced Income ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Absence of Active Trading Market Risk: An active trading market for the Silver Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Silver Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Silver Fund’s shares.

Kurv Silver & Mining Enhanced Income ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The Silver Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Silver Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Silver Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Silver Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares of the Silver Fund, to the extent market participants are not willing or able to enter into FLEX Option transactions with Silver Fund at prices that reflect the market price of the Shares of the Silver Fund, the Silver Fund’s NAV and, in turn the share price of the Silver Fund, could be negatively impacted. The FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the silver bullion-related ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as silver bullion-related ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Silver Fund will be determined based on the market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the silver bullion-related ETP’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Silver & Mining Enhanced Income ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Silver Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Silver & Mining Enhanced Income ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Silver & Mining Enhanced Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Silver & Mining Enhanced Income ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the Silver Fund, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Silver Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Silver & Mining Enhanced Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Silver Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Silver & Mining Enhanced Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Silver Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Silver Fund will be achieved.

Kurv Silver & Mining Enhanced Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the Silver Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Silver & Mining Enhanced Income ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Silver Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Silver Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Silver & Mining Enhanced Income ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk:  the risk that a new fund’s performance may not represent how the Silver Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv Silver & Mining Enhanced Income ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk: The Silver Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Silver Fund’s sector exposure may vary over time, the Silver Fund anticipates that it may be subject to some, or all of the risks described below.

Kurv Silver & Mining Enhanced Income ETF | Mining Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are, ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Kurv Silver & Mining Enhanced Income ETF | Metals Commodity Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Metals Commodity Sector Risk. The performance of the Silver Fund in part is linked to the daily performance of the spot price of certain industrial and precious metals, including aluminum, copper, gold, silver and zinc. Investments in metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal, environmental or labor costs, political, legal, financial, accounting and tax matters and other events that the Silver Fund cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of metals, and consequently the value of metal investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions. Consequently, the price of a metal held by the Silver Fund could decline, which would adversely affect the Silver Fund’s performance.

Kurv Silver & Mining Enhanced Income ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Silver Fund.

Kurv Silver & Mining Enhanced Income ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Silver & Mining Enhanced Income ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Silver & Mining Enhanced Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Silver Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Silver Fund realizes from its investments. As a result, a larger portion of the Silver Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Silver Fund. The use of derivatives, such as call options, may cause the Silver Fund to realize higher amounts of short-term capital gains or otherwise affect the Silver Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Silver Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

To qualify as a regulated investment company (“RIC”), the Silver Fund must meet certain requirements concerning the source of its income. The Silver Fund’s investment in the Subsidiary is intended to provide exposure to silver in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in certain instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Silver Fund may cease to qualify as a RIC because the Silver Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Silver Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Kurv Silver & Mining Enhanced Income ETF | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Silver Fund and the Subsidiary, respectively, are organized, could result in the inability of the Silver Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Silver Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns. By investing in gold and silver bullion-related ETFs indirectly through the Subsidiary, the Silver Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Silver Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Silver Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Kurv Silver & Mining Enhanced Income ETF | Silver Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Silver Risk: The price of silver may be volatile, and physical silver bullion-related ETPs, including silver bullion-related exchange traded funds, and derivatives may be highly sensitive to the price of silver. The price of silver bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Silver bullion has sales commission, storage, insurance and auditing expenses.

Kurv Silver & Mining Enhanced Income ETF | Silver Mining Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Silver Mining Companies Risk: The Silver Fund invests in stocks and depositary receipts of U.S. and foreign companies that are involved in the silver mining industries, which are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of silver mining companies. Also, silver mining companies are highly dependent on the price of silver bullion and but may also be adversely affected by a variety of worldwide economic, financial and political factors. The price of silver bullion may fluctuate substantially over short periods of time so the Silver Fund’s Share price may be more volatile than other types of investments. Fluctuation in the prices of silver bullion may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals (including fabricator demand). Additionally, increased environmental or labor costs may depress the value of metal investments.

Kurv Silver & Mining Enhanced Income ETF | Silver Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Silver Sector Risk. Issuers in silver-related industries can be significantly affected by fluctuations in the price of silver and the global supply and demand for precious metals. Markets for silver and related commodities can experience significant volatility and are subject to the influence of central bank reserves, official sector selling, and large-scale investment flows. Companies in the silver sector may need to make substantial capital expenditures, and to incur significant amounts of debt, in order to explore for, develop, or maintain their mineral reserves. Silver mining and processing can be significantly affected by environmental regulations, land claims, and labor strikes, as well as changes in exchange rates, interest rates, government mining policies, world events and economic conditions. These companies may be at risk for significant environmental remediation and damage claims.

Kurv Silver & Mining Enhanced Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Silver Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Silver Fund.
Kurv Silver & Mining Enhanced Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Silver Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.